CONFIRMING EDGAR COPY

                           SCHEDULE 14A INFORMATION

               PROXY STATEMENT PURSUANT TO SECTION 14(a) OF THE
                        SECURITIES EXCHANGE ACT OF 1934
                              (AMENDMENT NO.  )

Filed by the Registrant                     /X/

Filed by a Party other than the Registrant  / /

Check the appropriate box:
/ / Preliminary Proxy Statement
/ / Confidential, for Use of the Commission Only (as permitted by Rule
    14a-6(e)(2))
/X/ Definitive Proxy Statement
/ / Definitive Additional Materials
/ / Soliciting Material Pursuant to Rule 14a-11(c) or Rule 14a-12

                             BERGER HOLDINGS, LTD.
   ------------------------------------------------------------------------
               (Name of Registrant as Specified in its Charter)

                             BERGER HOLDINGS, LTD.
   ------------------------------------------------------------------------
   (Name of Person(s) Filing Proxy Statement, if other than the Registrant)

Payment of Filing Fee (Check the appropriate box):
/ / $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), 14a-6(i)(2) or Item
    22(a)(2) of Schedule 14A
/ / $500 per each party to the controversy pursuant to Exchange Act Rule
    14a-6(i)(3)
/ / Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11

(1) Title of each class of securities to which transaction applies:
- - --------------------------------------------------------------------------------
(2) Aggregate number of securities to which transaction applies:
- - --------------------------------------------------------------------------------
(3) Per unit price or other underlying value of transaction computed pursuant to
    Exchange Act Rule 0-11 (Set forth the amount on which the filing fee is calculated and state how it was determined):
- - --------------------------------------------------------------------------------
(4) Proposed maximum aggregate value of transaction:
- - --------------------------------------------------------------------------------
(5) Total fee paid:
- - --------------------------------------------------------------------------------
/X/ Fee paid previously.

/ / Check box if any part of the fee is offset as provided by Exchange Act Rule
    0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

(1) Amount Previously Paid:  $125.00
- - --------------------------------------------------------------------------------
(2) Form, Schedule or Registration Statement No.:  14A
- - --------------------------------------------------------------------------------
(3) Filing Party:  BERGER HOLDINGS, LTD.
- - --------------------------------------------------------------------------------
(4) Date Filed:  July 26, 1995
- - --------------------------------------------------------------------------------

                             CONFIRMING EDGAR COPY

                             BERGER HOLDINGS, LTD.
                           805 Pennsylvania Boulevard
                             Feasterville, PA 19053

                    NOTICE OF ANNUAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON AUGUST 9, 1995

     The Annual Meeting of Shareholders of Berger Holdings, Ltd. (the "Company") will be held on Wednesday, August 9, 1995 at 10:00 a.m. local time at the Holiday Inn, 4700 Street Road, Trevose, PA 19053, for the following purposes:

          1. To elect two directors;

          2. To ratify the appointment of Goldenberg Rosenthal Friedlander as the Company's independent auditors for the fiscal year 1995.

          3. To transact such other business as may properly come before the meeting or any adjournment or postponement thereof.

     The close of business on June 30, 1995 has been fixed as the record date for the meeting. All shareholders of record at that time are entitled to notice of and to vote at the meeting and any adjournment or postponement thereof. In the event that the meeting is adjourned for one or more periods aggregating at least 15 days due to the absence of a quorum, those shareholders entitled to vote who attend the adjourned meeting, although otherwise less than a quorum, shall constitute a quorum for the purpose of acting upon any matter set forth in this notice.

     All shareholders are cordially invited to attend the meeting. The Board of Directors urges you to date, sign and return promptly the enclosed proxy to give voting instructions with respect to your shares of Common Stock. The proxies are solicited by the Board of Directors of the Company. The return of the proxy will not affect your right to vote in person if you do attend the meeting. A copy of the Company's Annual Report is also enclosed.

July 10, 1995                                         JOSEPH F. WEIDERMAN
                                                      President and Secretary

                             BERGER HOLDINGS, LTD.
                           805 Pennsylvania Boulevard
                             Feasterville, PA 19053

                                PROXY STATEMENT

     The enclosed proxy is solicited by the Board of Directors of Berger Holdings, Ltd. (the "Company"), a Pennsylvania corporation, for use at the Annual Meeting of Shareholders (the "meeting") to be held on Wednesday, August 9, 1995 at 10:00 a.m. local time at the Holiday Inn, 4700 Street Road, Trevose, PA 19053 and any adjournment or postponement thereof. This proxy statement, the foregoing notice and the enclosed proxy are first being mailed to shareholders on or about July 10, 1995.

     The Board of Directors does not intend to bring any matters before the meeting other than the matters specifically referred to in the notice of the meeting, nor does the Board of Directors know of any matter which anyone else proposes to present for action at the meeting. However, if any other matters properly come before the meeting, the persons named in the accompanying proxy or their duly constituted substitutes acting at the meeting will be deemed authorized to vote or otherwise act thereon in accordance with their judgment on such matters.

     In the absence of instructions, the shares represented at the meeting by the enclosed proxy will be voted "FOR" the nominees of the Board of Directors in the election of directors and "FOR" the ratification of Goldenberg Rosenthal Friedlander as the Company's independent auditors for the year ending December 31, 1995. Any proxy may be revoked at any time prior to its exercise by notifying the Secretary in writing, by delivering a duly executed proxy bearing a later date or by attending the meeting and voting in person.

                               VOTING SECURITIES

     At the close of business on June 30, 1995, the record date, the Company had outstanding 3,291,439 shares of Common Stock, par value $.01 per share. No shares of Preferred Stock are currently outstanding.

     On all matters voted upon at the meeting and any adjournment or postponement thereof, each record holder of Common Stock as of the record date will be entitled to one vote per share. In the election of directors, shareholders will not have cumulative voting rights.

     The presence, in person or by proxy, of shareholders entitled to cast at least a majority of the votes that all shareholders are entitled to cast on each matter to be acted upon at the meeting shall constitute a quorum for the purposes of consideration and action on that matter. Each matter to be voted on shall be authorized upon receiving the affirmative vote of a majority of the votes cast by all shareholders entitled to vote thereon. Abstentions will be counted as being present for purposes of determining the presence or absence of a quorum with respect to the applicable matter, but will not constitute a vote cast for or against that matter. As to certain matters, brokers who hold shares in street name for customers are not entitled to vote those shares without specific instructions from such customers. Under applicable Pennsylvania law, a broker non-vote will count as being present with respect to such matter for purposes of determining the presence or absence of a quorum, but will not count as a vote cast for or against the applicable matter. In the event that the meeting has been adjourned for one or more periods aggregating at least 15 days because of an absence of a quorum, those shareholders entitled to vote who attend the adjourned meeting, although less than a quorum as described above, shall nevertheless constitute a quorum for the purpose of acting upon any matter set forth in the foregoing notice.

         SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

     The following table sets forth, as of June 30, 1995, information with respect to the securities holdings of the Company's directors, all directors and executive officers as a group, and all persons believed by the Company to beneficially own more than 5% of the Company's outstanding Common stock based upon filings with the Securities and Exchange Commission. Unless otherwise indicated, such ownership is believed to be direct, with sole voting and investment power. The address of each such person is 805 Pennsylvania Boulevard, Feasterville, Pa. 19053.


Name and Address                                        Shares Owned
 of Outstanding                                         Beneficially                        Percentage
Beneficial Owner                                        and of Record                       of Shares
- - ----------------                                        -------------                       ----------

Theodore A. Schwartz                                     265,225 (1)                           7.60%

Joseph F. Weiderman                                      195,090 (2)                           5.70%

Paul L. Spiese, III                                      144,726 (3)                           4.27%

Jacob I. Haft, M.D.                                       91,700 (4)                           2.76%

Larry Falcon                                               7,791 (5)                            *

Dr. Irving Kraut                                         147,533 (6)                           4.39%

Jeffrey I. Schocket                                        7,857 (7)                            *

Francis E. Wellock, Jr.                                   40,750 (8)                           1.23%

All Directors and Executive
Officers as a group (8 persons)                          900,672                              23.34%


- - -------------
*    Less than 1%.

(1) Includes 1,500 shares of Common Stock registered to Mr. Schwartz as joint tenant with Janice L. Bredt and options and warrants to purchase 196,630 shares of Common Stock.

(2)  Includes options and warrants to purchase 128,643 shares of Common Stock.

(3)  Includes options and warrants to purchase 99,726 shares of Common Stock.

(4)  Includes options and warrants to purchase 32,414 shares of Common Stock.

(5)  Consists solely of options and warrants to purchase shares of Common Stock.

(6)  Includes options and warrants to purchase 70,000 shares of Common Stock.

(7)  Includes options and warrants to purchase 7,791 shares of Common Stock.

(8)  Includes options and warrants to purchase 25,000 shares of Common Stock.

                                   PROPOSAL I

                             ELECTION OF DIRECTORS

The Board of Directors


     The bylaws of the Company provide for a Board of Directors (the "Board") consisting of three classes, with each class being as equal in number as possible. At each annual meeting of shareholders, directors are elected for a full term of three years to succeed directors whose terms are expiring. The Board has nominated Paul L. Spiese, III and Larry Falcon to serve as directors until their respective successors in office have been duly qualified and elected. Mr. Spiese and Mr. Falcon are currently serving as directors and each of them has indicated a willingness to continue to serve as a director. In the event that Mr. Spiese and/or Mr. Falcon become unavailable to accept nomination or election as a director, the persons named in the enclosed proxy will vote the shares which they represent for the election of such other persons as the Board of Directors may recommend, unless the Board of Directors reduces the number of directors.

     Proxies for holders of Common Stock executed on the enclosed form will be voted, in the absence of other instructions, "FOR" the election of Mr. Spiese and Mr. Falcon.

     Set forth below, with respect to each nominee for Director and each director continuing in office, is the name, age, the time period during which he has served as a Director of the Company and his principal occupation or employment and business affiliations at present and during the past five years.

                      NOMINEES FOR TERMS EXPIRING IN 1998

     PAUL L. SPIESE, III, age 43, was elected a director of the Company on March 30, 1991. Mr. Spiese joined the Company as Plant Manager in 1985 and was named Vice President - Manufacturing in July 1990, with complete manufacturing responsibility for production of the Company's roof drainage and vinyl siding products. Previously, he was employed by Hurst Performance, Inc. as a Plant Manager.


     LARRY FALCON, age 55, has served as a director of the Company since November 1985, acted as Chairman of the Board from September 3, 1986 to June 1, 1987 and served as Assistant Secretary of the Company from December 10, 1987 to May 5, 1988. He has served as President of the Residential Division of The Kaplan Company, a real estate developer, since 1985. On June 5, 1995, The Kaplan Company filed a voluntary petition for reorganization under Chapter 11 of the United States Bankruptcy Code.

                         DIRECTORS CONTINUING IN OFFICE

Terms Expiring in 1996


     THEODORE A. SCHWARTZ, age 66, was elected a director of the Company effective June 1987 and served as President of the Company from May 5, 1988 to May 30, 1989 and from July 17, 1990 to January 15, 1991. From May 30, 1989 to present, Mr. Schwartz has served as Chairman of the Board of Directors and Chief Executive Officer of the Company. From 1984 until 1992, Mr. Schwartz served as a director of Judicate, Inc., which is in the business of providing a private alternative dispute resolution system.


     JOSEPH F. WEIDERMAN, age 53, was elected a director of the Company on June 1, 1990, has served as Chief Financial Officer, Secretary and Treasurer of the Company since February 1990, and was elected President of the Company on January 15, 1991. Mr. Weiderman holds a Bachelor of Science Degree in Accounting and a Master of Business Administration Degree in Finance from LaSalle University. Prior to his joining the Company, Mr. Weiderman had served for over fourteen years as the Chief Financial Officer of Harry Levin, Inc., a multi-store retailer of major appliances and furniture.

     JACOB I. HAFT, M.D., age 58, was elected a director of the Company in conjunction with the Company's acquisition of Berger in 1989. Dr. Haft has practiced medicine, with a specialization in cardiology, for over twenty-five years. Since 1974, Dr. Haft has been the director of the Department of Cardiology of St. Michael's Medical Center in Newark, New Jersey. In addition, Dr. Haft is currently a Clinical Professor of Medicine at the New Jersey College of Medicine and Dentistry and Professor of Medicine at the Seton Hall University Post Graduate School of Medicine. Dr. Haft has several professional certifications, is a member of various professional societies and associations and has published many scholarly articles and books. During 1986 and 1987, Dr. Haft served on the New Jersey Cardiac Services Task Force of the New Jersey Department of Health. Dr. Haft currently serves on the Cardiac Services Committee of the New Jersey Department of Health.

Terms Expiring in 1997

     DR. IRVING KRAUT, age 77, has served as a director of the Company since July 1993. Dr. Kraut was a practicing orthodontist from 1948 to 1991. Since that time, he has served as a consultant to orthodontists in his capacity as President of Irving Kraut, D.D.S.P.A. Since 1978, Dr. Kraut has served as a director of Princeton Research Lands, Inc., a private real estate company.

     JEFFREY I. SCHOCKET, age 48, has served as a director of the Company since September 3, 1986. In addition, Mr. Schocket served as President of the Company from September 3, 1986 to May 5, 1988. He has been Chief Financial Officer of The Kaplan Company, since January 1986. On June 5, 1995, The Kaplan Company filed a voluntary petition for reorganization under Chapter 11 of the United States Bankruptcy Code.

                       MEETINGS OF THE BOARD OF DIRECTORS


     The Board of Directors held 4 meetings in 1994. All members of the Board of Directors attended or participated in all such meetings of the Board of Directors. The Company has no standing committees.

                           COMPENSATION OF DIRECTORS

     During 1994, members of the Company's Board of Directors who were not also executive officers of the Company were paid $250 per Board meeting attended. An aggregate of $3,000 was paid to directors for their services. No director was paid more than $750.

                     PROCEDURES FOR SHAREHOLDER NOMINATIONS

     Nominations for election of directors may be made by any shareholder entitled to vote for the election of directors if written notice (the "Notice") of the shareholder's intent to nominate a director at the meeting is given by the shareholder and received by the Secretary of the Company in the manner and within the time specified below. The Notice shall be delivered to the Secretary of the Company not less than 14 days nor more that 50 days prior to any meeting of the shareholders called for the election of directors; except that, if less than 21 days' notice of the meeting is given to shareholders, the Notice shall be delivered to the Secretary of the Company not later than the earlier of the seventh day following the day on which notice of the meeting was first mailed to shareholders or the fourth day prior to the meeting. In lieu of delivery to the Secretary, the Notice may be mailed to the Secretary by certified mail, return receipt requested, but shall be deemed to have been given only upon actual receipt by the Secretary. These requirements do not apply to nominations made by the Board of Directors.

     The Notice shall be in writing and shall contain or be accompanied by:

          1. the name and residence address of the nominating shareholder;

          2. a representation that the shareholder is a holder of record of voting stock of the Company and intends to appear in person or by proxy at the meeting to nominate the person or persons specified in the Notice;

          3. such information regarding each nominee as would have been required to be included in a proxy statement filed pursuant to Regulation 14A of the rules and regulations established by the Securities and Exchange Commission under the Exchange Act had proxies been solicited with respect to such nominee by the management or Board of Directors of the Company;

          4. a description of all arrangements or understandings among the shareholder and each nominee and any other person or persons (naming such person or persons) pursuant to which the nomination or nominations are to be made by the shareholders; and

          5. the consent of each nominee to serve as a director of the Company if so elected.

                             EXECUTIVE COMPENSATION

     The following table shows the annual compensation of each of the Company's executive officers for the years 1994, 1993 and 1992.

                           SUMMARY COMPENSATION TABLE


                                                                    Long-Term
                                                                   Compensation
                                 Annual Compensation                  Awards
                                 -------------------                  ------
       (a)              (b)         (c)        (d)        (e)           (g)              (i)
Name & Principal       Year      Salary($)  Bonus($) Other Annual     Options/        All other
    Position                                         Compensation      SARs(#)      Compensation
                                                          ($)                            ($)

Theodore A.            1994      $108,070       0          0         51,700(1)       $10,460(2)
Schwartz               1993        96,904       0          0        100,000            7,000(2)
Chairman & Chief       1992        92,785       0          0         51,700(3)         3,615(2)
Executive Officer
of the Company

Joseph F.              1994      $ 94,723       0          0         10,450(1)       $ 2,188(4)
Weiderman              1993        83,725       0          0        100,000            1,708(4)
President, Chief       1992        83,790       0          0         10,450(3)         1,010(4)
Operating Officer,
Chief Financial
Officer
and Treasurer of
the Company

Paul L. Spiese, III    1994      $73,536        0          0          4,533(1)       $ 1,798(5)
Vice President-        1993       68,384        0          0        100,000            1,648(5)
Manufacturing of       1992       62,290        0          0          4,533(3)         1,210(5)
the Company


- - ---------------------------

(1) Represents repricing of all options granted prior to 1993. No options were granted by the Company in 1994.

(2) Represents premiums paid by the Company for life insurance for the benefit of Mr. Schwartz

(3) Includes all options previously granted to reflect the repricing of such options pursuant to the terms of the Company's Third Amended Plan of Reorganization (the "Plan of Reorganization"). No options were granted by the Company in 1992.

(4) Represents premiums paid by the Company for life insurance for the benefit of Mr. Weiderman.

(5) Represents premiums paid by the Company for life insurance for the benefit of Mr. Spiese.

     The following table shows (1) the number and value of options exercised by the Company's executive officers during fiscal year 1994 and (2) the number and value of unexercised options held by the Company's executive officers at the end of 1994:

                AGGREGATED OPTION EXERCISES IN LAST FISCAL YEAR
                            AND FY-END OPTION VALUES

      (a)                           (b)              (c)                    (d)
                                                                  # of Unexercised Options
                                                                         at FY-End(#)

                              Shares Acquired
      Name                     on Exercise($)  Value Realized($)  Exercisable/Unexercisable
      ----                     --------------  -----------------  -------------------------

Theodore A. Schwartz                 0                 0               106,633/50,000

Joseph F. Weiderman                  0                 0                63,643/50,000

Paul L. Spiese, III                  0                 0                54,643/50,000


                         REPORT ON REPRICING OF OPTIONS

     In 1992, pursuant to the terms of the Company's Plan of Reorganization, all options to purchase shares of the Company's Common Stock previously granted to officers and directors were repriced to an exercise price of $5.00 per share. On June 27, 1994, the Board of Directors determined that, because such exercise price significantly exceeded the then current market price of the Common Stock, such options should be repriced to a lower exercise price and their term extended. The Board of Directors further determined that it would be appropriate that the new exercise price exceed the then current market price of the Company's Common Stock but by a smaller margin. As a result such options were repriced to an exercise price of $2.50 per share. The closing bid price of the Company's Common Stock on June 27, 1994 as reported on the Nasdaq SmallCap was $1.5625. No additional options were granted to officers and directors in 1994. On February 17, 1995, the Board of Directors determined that all such options should be repriced in order to maintain the level of potential incentive compensation available to such officers and directors. In keeping with its past practice, the exercise price of such options was repriced to an exercise price of $1.50, which exercise price exceeded the then current market price of the Company's Common Stock of $1.3125.

Employment Agreements and Arrangements

     Pursuant to employment agreements dated as of January 1, 1994, Mr. Schwartz is employed by the Company as its Chairman and Chief Executive Officer, Mr. Weiderman as its President, Chief Operating Officer and Treasurer and Mr. Spiese as its Vice President - Manufacturing. Each agreement is for a term of five years and expires December 31, 1998. The agreements provide for a base annual salary of $125,000, $110,000 and $80,000 for Messrs. Schwartz, Weiderman and Spiese, respectively. However, pursuant to an agreement with Meridian Bank ("Meridian"), Messrs. Schwartz, Weiderman and Spiese were paid at the rate of $97,000, $84,000 and $70,000 per year, respectively, until such time as the Company's loan balance with Meridian was paid in full. Such loan balance was paid in full on June 30, 1994. In addition to his salary, each agreement provides that the applicable officer shall be entitled to a bonus at the discretion of the Board of Directors. If, at the end of the term of the agreement, the Company and the applicable officer have not agreed to an extension of such agreement for a minimum additional term of three years, the Company is obligated to pay such officer an amount equal to 50% of his then annual salary in weekly installments over a six month period (the "Severance Payment"). In the event that the applicable officer is unable to perform his duties due to disability under the agreement for an aggregate period of more than 180 days in any 365 day period, the Company may terminate such officer's employment upon 90 days notice. In such event, the Company is obligated to pay such officer his full salary for a period of twelve months. At the end of such twelve month period, the Company is obligated to pay such officer the sum of $1,000 per week, subject to certain reductions set forth in the agreement, for a period of 3 years and then $500 per week for the remainder of such officer's life.

     Each officer is also entitled to the use of a car provided by the Company. The Company maintains a key man life insurance policy on each officer in the face amount of $1,000,000, of which $500,000 is for the benefit of the Company and $500,000 to benefit the beneficiary of such officer's choice. During the term of the agreement, and so long as each officer receives the Severance Payment, such officer is prohibited directly or indirectly engaging in any business which is the same as, similar to or in competition with the business of the Company.

Certain Relationships and Related Transactions

Joseph F. Weiderman

     The Company holds two Promissory Notes made by Mr. Weiderman, President and Chief Financial Officer of the Company, one in the principal amount of $50,000 (the "May Note") and one in the principal amount of $25,000 (the "December Note"), each of which bears an interest rate of six percent per annum. The May Note requires the principal and accrued interest to be paid on May 6, 1996. The proceeds of the May Note were used by Mr. Weiderman to purchase 40,000 shares of Common Stock and 40,000 warrants in the Company's April 1993 private placement. The December Note requires the principal and accrued interest to be paid on December 16, 1996. The proceeds of the December Note were used by Mr. Weiderman to purchase 25,000 shares of Common Stock and 25,000 warrants in the Company's December 1993 private placement. The largest aggregate amount outstanding under the Promissory Notes during the year ended December 31, 1994 was $75,000, all of which is currently outstanding.

Compliance with Section 16(a) of the Exchange Act

     Section 16(a) of the Exchange Act requires the Company's officers and directors and persons who own more than ten percent of a registered class of the Company's equity securities (collectively, the "Reporting Persons") to file reports of ownership and changes in ownership with the Securities and Exchange Commission and to furnish the Company with copies of these reports.

     Based on the Company's review of the copies of the reports received by it, the Company believes that all filing required to be made by the Reporting Persons for the period January 1, 1993 through December 31, 1994 were made on a timely basis except that two reports of Jacob I. Haft, M.D., each relating to one transaction, were filed subsequent to the applicable due date.

                                  PROPOSAL II

              RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS

Independent Auditors

     The Board of Directors of the Company has appointed Goldenberg Rosenthal Friedlander as its independent auditors for the year ending December 31, 1995, and have further directed that the selection of auditors be submitted for ratification by the shareholders at the Annual Meeting.

     The Company has been advised by Goldenberg Rosenthal Friedlander that neither such firm nor any of its associates, has any present relationship with the Company, other than the usual relationship that exists between independent auditors and clients. Goldenberg Rosenthal Friedlander will have a representative at the meeting who will have an opportunity to make a statement, if he so desires, and will be available to respond to appropriate questions.

                            SHAREHOLDER PROPOSALS

     Proposals of shareholders intended to be presented at the Annual Meeting of Shareholders in 1996 must be received by March 11, 1996 in order to be considered for inclusion in the Company's proxy statement and form of proxy relating to that meeting. Shareholder proposals should be directed to Joseph F. Weiderman, President and Secretary, at the address of the Company set forth on the first page of this proxy statement.

                            SOLICITATION OF PROXIES

     The accompanying form of proxy is being solicited on behalf of the Board of Directors of the Company. The expenses of solicitation of proxies for the meeting will be paid by the Company. In addition to the mailing of the proxy material, such solicitation may be made in person or by telephone or telegraph by directors, officers or regular employees of the Company or its subsidiaries.

                           ANNUAL REPORT ON FORM 10-K

     THE COMPANY WILL PROVIDE WITHOUT CHARGE TO EACH PERSON SOLICITED BY THIS PROXY STATEMENT, ON THE WRITTEN REQUEST OF SUCH PERSON, A COPY OF THE COMPANY'S ANNUAL REPORT ON FORM 10-K, INCLUDING THE FINANCIAL STATEMENTS AND SCHEDULES THERETO, AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION FOR ITS MOST RECENT FISCAL YEAR. SUCH WRITTEN REQUESTS SHOULD BE DIRECTED TO JOSEPH F. WEIDERMAN, PRESIDENT AND SECRETARY, AT THE ADDRESS OF THE COMPANY SET FORTH ON THE FIRST PAGE OF THIS PROXY STATEMENT.

                             BERGER HOLDINGS, LTD.

                       THIS PROXY IS SOLICITED ON BEHALF
                           OF THE BOARD OF DIRECTORS

     I hereby constitute and appoint Theodore A. Schwartz and Joseph F. Weiderman and each of them acting individually my true and lawful agents and proxies, with full power of substitution in each, to vote all shares held of record by me at the 1995 Annual Meeting of Shareholders of Berger Holdings, Ltd. to be held on August 9, 1995 and any adjournments or postponements thereof. I direct said proxies to vote as specified on the reverse side.

     UNLESS OTHERWISE SPECIFIED, ALL SHARES WILL BE VOTED FOR THE ELECTION OF ALL NOMINEES LISTED AND FOR THE PROPOSAL TO RATIFY THE APPOINTMENT OF GOLDENBERG ROSENTHAL FRIEDLANDER AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR 1995. THIS PROXY ALSO DELEGATES DISCRETIONARY AUTHORITY TO VOTE WITH RESPECT TO ANY OTHER BUSINESS WHICH MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OF POSTPONEMENT THEREOF.

          PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY.

                                 [Reverse Side]

 1. Election of Directors              To withhold authority to vote for any individual
 FOR        WITHHOLD AUTHORITY         nominee, strike a line through the nominee's name
 all        to vote for                listed below:
 nominees   all nominees
 listed
 (except as
 indicated to
 the contrary at                       Paul L. Spiese, III
 right)
 [  ]          [  ]

                                       Larry Falcon

2. Proposal to Ratify the Appointment
   of Goldenberg Rosenthal Friedlander
   as the Company's independent auditors
   for the fiscal year 1995.

FOR  AGAINST  ABSTAIN
[ ]    [ ]      [ ]

THE UNDERSIGNED HEREBY REVOKES ALL PREVIOUS PROXIES FOR
THE MEETING AND ACKNOWLEDGES RECEIPT OF THE NOTICE OF
ANNUAL MEETING, PROXY STATEMENT AND ANNUAL REPORT OF
BERGER HOLDINGS, LTD.

Date:________________, 1995

___________________________

___________________________

By:

NOTE: Please sign this proxy exactly as name(s) appear in address. When signing as attorney-in-fact, executor, administrator, trustee or guardian, please add your title as such.